
      As filed with the Securities and Exchange Commission on September 30, 2010

                                            1933 Act Registration No. 333-125790

                                             1940 Act Registration No. 811-09241

                                                              CIK No. 0001080299

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-6

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 8

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 40

             Lincoln Life Flexible Premium Variable Life Account S

                           (Exact Name of Registrant)

                          Lincoln Corporate Variable 5

                        Lincoln Corporate Commitment VUL

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                           (Exact Name of Depositor)

                           1300 South Clinton Street

                           Fort Wayne, Indiana 46802

              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (260) 455-2000

                                Nicole S. Jones

                  The Lincoln National Life Insurance Company

                         150 North Radnor Chester Road

                                Radnor, PA 19087

                    (Name and Address of Agent for Service)

                                    Copy To:

                                John L. Reizian

                 The Lincoln National Life Insurance Company

                               350 Church Street

                               Hartford, CT 06103

            Approximate Date of Proposed Public Offering: Continuous

                     Title of Securities being registered:

  Indefinite Number of Units of Interest in Variable Life Insurance Contracts.

An indefinite amount of the securities being offered by the Registration

                 Statement has been registered pursuant to

Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the

Registrant for the fiscal year ending

December 31, 2009 was filed March 23, 2010.

It is proposed that this filing will become effective:

/x/ immediately upon filing pursuant to paragraph (b)

/ / on August 16, 2010 pursuant to paragraph (b)

/ / 60 days after filing pursuant to paragraph (a)(1)

/ / on April 1, 2010 pursuant to paragraph (a)(1) of Rule 485.

/ / This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be

September 3, 2010.

The Prospectus and Statement of Additional Information, including the consolidated financials statements of The Lincoln National Life Insurance Company and the financial statements of Lincoln Life Flexible Premium Variable Life Account S, as submitted with Post-Effective Amendment No. 6 to Registration Statement on Form N-6 filed on April 1, 2010 (File No. 333-125790), are incorporated herein by reference.

Supplement Dated September 30, 2010

To the Product Prospectuses for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account S

Lincoln Corporate Variable 5

Lincoln Corporate Commitment VUL

This supplement outlines changes to the prospectuses for Lincoln Corporate Variable 5 and Lincoln Corporate Commitment VUL policies.

The changes described in Section I, below, apply to Lincoln Corporate Variable 5.

The changes described in Section II, below (see page 2), apply to Lincoln Corporate Commitment VUL.

This supplement is for informational purposes and requires no action on your part.

Section I

Changes to “LINCOLN LIFE, THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT” section of the prospectus:

Effective as of the close of business on October 1, 2010, the following information amends the “Sub-Accounts and Funds” section related to Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation:

The LVIP Marsico International Growth Fund has changed its name following a change in sub-advisor.  It is now known as:

LVIP MFS International Growth Fund:  Long-term capital appreciation.
(subadvised by Massachusetts Financial Services Company)
(formerly subadvised by Marsico Capital Management, LLC)

Effective as of the close of business on October 8, 2010, the following information amends the “Sub-Accounts and Funds” section related to Delaware VIP Trust, advised by Delaware Management Company:

The Delaware VIP Trend Series fund has changed its name following a merger.  It is now known as:

Delaware VIP Smid Cap Growth Series: Capital appreciation.
(formerly Delaware VIP Trend Series)

Section II

Changes to “LINCOLN LIFE, THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT” section of the prospectus:

Effective as of the close of business on October 1, 2010, the following information amends the “Sub-Accounts and Funds” section related to Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation:

The LVIP Marsico International Growth Fund has changed its name following a change in sub-advisor.  It is now known as:

LVIP MFS International Growth Fund:  Long-term capital appreciation.
(subadvised by Massachusetts Financial Services Company)
(formerly subadvised by Marsico Capital Management, LLC)

Effective as of the close of business on October 8, 2010, the following information amends the “Sub-Accounts and Funds” section related to Delaware VIP Trust, advised by Delaware Management Company:

The Delaware VIP Trend Series fund has changed its name following a merger.  It is now known as:

Delaware VIP Smid Cap Growth Series: Capital appreciation.
(formerly Delaware VIP Trend Series)

Changes to “POLICY CHARGES AND FEES” section of the prospectus:

For policies issued on or after December 27, 2010, the last paragraph is deleted in its entirety and replaced with the following:

If the total value of the Sub-Accounts and Fixed Account is insufficient to cover the current monthly deduction, all coverage under your policy will lapse. You have a grace period, as described in the section entitled “Lapse and Reinstatement,” to pay an amount that will prevent the lapse from occurring.

Changes to “Reinstatement of a Lapsed Policy” (under “LAPSE AND REINSTATMENT”, sub-section “Reinstatement of a Lapsed Policy”):

For policies issued on or after December 27, 2010, this section is deleted in its entirety and replaced with the following:

If your policy has lapsed and the insured has not died since lapse, you may reinstate your policy within five years of the policy lapse date, provided:

1)  the policy has not been surrendered;

2)  there is an application for reinstatement in writing;

3)  satisfactory evidence of insurability is furnished to us and we agree to accept the risk for the insured;

4)  we receive a payment sufficient to keep your policy in force for at least three months; and

5)  any accrued loan interest is paid and any remaining loan balance, including interest, is either paid or reinstated.

The reinstated policy will be effective as of the monthly anniversary day, as shown in your policy, on or next following the date on which we approve your application for reinstatement.


                           PART C - OTHER INFORMATION

Item 26. EXHIBITS

(1) Resolution of the Board of Directors of The Lincoln National Life Insurance

    Company and related documents authorizing establishment of the Account.(1)

(2) Commission Schedule for Variable Life Policies.(2)

(3) (a) Selling Agreement between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc.(3) and amendments.(6)

(4) (a) Policy Form LN939(15)

     (b) Load Amortization Rider - LR853(15)

     (c) Term Insurance Rider - LR526(8)

     (d) Enhanced Surrender Value Rider - LR529(9)

     (e) Adjustable Benefit Enhancement Rider(12)

     (f) Alternative Policy Loan Rider - LR791(13)

(5) (a) Application Part I - B58 (17)

     (b) Application Part II (Corporate/Individual Owner) - B59 (17)

     (c) Consent Forms B10457 and B10458 (17)

(6) (a) Articles of Incorporation of The Lincoln National Life Insurance

   Company.(4)

     (b) Bylaws of The Lincoln National Life Insurance Company.(7)

(7) Form of Reinsurance Contracts.(14)

(8) Fund Participation Agreements, and amendments thereto, between The Lincoln

National Life Insurance Company and:

     (a) AllianceBernstein Variable Products Series Fund, Inc.(16)

     (b) American Century Investments Variable Portfolios, Inc.(16)

     (c) American Funds Insurance Series(16)

     (d) BlackRock Variable Series Fund, Inc. (16)

     (e) Delaware VIP Trust(16)

     (f) DWS Investments VIT Funds(16)

     (g) DWS Variable Series II (16)

     (h) Fidelity Variable Insurance Products(16)

     (i) Franklin Templeton Variable Insurance Products Trust(16)

     (j) Janus Aspen Series(16)

     (k) Lincoln Variable Insurance Products Trust(16)

     (l) M Fund, Inc.(10)

     (m) MFS Variable Insurance Trust(10)

     (n) Neuberger Berman Advisers Management Trust(10)

     (o) PIMCO Variable Insurance Trust(16)

(9) (a) Accounting and Financial Administration Services Agreement dated

    10/1/07 among Mellon Bank, N.A., The Lincoln National Life Insurance

    Company and Lincoln Life & Annuity Company of New York.(5)

(10) Not applicable.

(11) Opinion and Consent of John L. Reizian, Esq.

(12) Not Applicable.

(13) Not Applicable.


(14) Consent of Ernst & Young LLP, Independent Registered Public Accounting

   Firm.

(15) Not applicable.

(16) Not applicable.

(17) Compliance Procedures(16)

____________________

     (1) Incorporated by reference to Initial Registration Statement on Form

S-6 (File No. 333-72875) filed on February 24, 1999.

     (2) Incorporated by reference to Post-Effective Amendment No. 3 on Form

      S-6 (File No. 333-72875) filed on May 1, 2000.

   (3) Incorporated by reference to Post-Effective Amendment No. 24 on Form

      N-4 (File No. 333-61554) filed on December 18, 2007.

     (4) Incorporated by reference to Initial Registration Statement on Form

      N-4 (File No. 333-27783) filed on December 5, 1996.

     (5) Incorporated by reference to Registration Statement on Form N-4 (File

        No. 333-147673) filed on November 28, 2007.

   (6) (a) Selling Group Agreement for Lincoln Financial Advisors incorporated herein by reference to Post-Effective Amendment No. 16 (File No.

        033-25990) filed on April 22, 1999.

   (b) Amendment dated November 22, 1999 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File

      No. 033-25990) filed on April 13, 2000.

   (c) Amendment dated February 14, 2000 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File

      No. 033-25990) filed on April 13, 2000.

   (d) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial

      Distributors, Inc. incorporated herein by reference to Post-Effective

      Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

     (7) Incorporated by reference to Post-Effective Amendment No. 3 on Form

      N-6 (File No. 333-118478) filed on April 5, 2007.

     (8) Incorporated by reference to Initial Registration Statement on Form

    N-6 (File 333-104719) filed on April 24, 2003.

     (9) Incorporated by reference to Post-Effective Amendment No. 1 on Form

    N-6 (File No. 333-104719) filed on July 17, 2003.

     (10) Incorporated by reference to Post-Effective Amendment No. 2 on Form

       N-6 (File No. 333-139960) filed on April 1, 2009.

   (11) Incorporated by reference to Post-Effective Amendment No. 11 on Form

       N-4 (File No. 333-145531) filed on August 26, 2010.

   (12) Incorporated by reference to Post-Effective Amendment No. 4 on Form

       N-6 (File No. 333-104719) filed on August 23, 2004.

     (13) Incorporated by reference to Post-Effective Amendment No. 7 on Form

       N-6 (File No. 333-104719) filed on May 10, 2005.

     (14) Incorporated by reference to Post-Effective Amendment No. 1 on Form

     N-6 (File No. 333-139960) filed on April 1, 2008.

     (15) Incorporated by reference to Initial Registration Statement on Form

     N-6 (File No. 333-125790) filed on June 14, 2005.

     (16) Incorporated by reference to Post-Effective Amendment No. 13 on Form

     N-6 (File No. 333-146507) filed on April 1, 2010.

     (17) Incorporated by reference to Post-Effective Amendment No. 5 on Form

  N-6 (File No. 333-125790) filed on April 1, 2009.

                                      B-2


Item 27. Directors and Officers of the Depositor




Name                          Positions and Offices with Depositor

---------------------------   ---------------------------------------------------------------


Dennis R. Glass**             President and Director

Michael J. Burns*****         Senior Vice President

Frederick J. Crawford**       Executive Vice President, Chief Financial Officer and Director

Lawrence A. Samplatsky***     Vice President and Chief Compliance Officer

Mark E. Konen*****            Senior Vice President and Director

Keith J. Ryan*                Vice President and Director

Rise C. M. Taylor*            Vice President and Treasurer

Charles A. Brawley, III**     Vice President and Secretary

C. Phillip Elam II*****       Senior Vice President, Chief Investment Officer

Randall Freitag**             Senior Vice President, Chief Risk Officer



         * Principal business address is 1300 South Clinton Street, Fort Wayne,

   Indiana 46802-3506

     ** Principal business address is 150 North Radnor Chester Road, Radnor, PA

19087

        *** Principal business address is 350 Church Street, Hartford, CT 06103

             **** Principal business address is 2005 Market Street, 39th Floor,

Philadelphia, PA 19103-3682

*****Principal business address is 100 North Greene Street, Greensboro, NC

27401

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

     Organizational Chart of the Lincoln National Corporation Insurance Company

Holding Company System (11)

Item 29. Indemnification

     (a) Brief description of indemnification provisions:

     In general, Article VII of the By-Laws of The Lincoln National Life

     Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life.

     Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors,

     officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

     Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No.

     6(b) hereto) for the full text of the indemnification provisions.

     Indemnification is permitted by, and is subject to the requirements of,

     Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities

      Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities

     Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item

     28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore,

     unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

   (a) Lincoln Financial Distributors, Inc. is the principal underwriter for

      Lincoln National Variable Annuity Fund A (Group); Lincoln National

      Variable Annuity Fund A (Individual); Lincoln National Variable Annuity

      Account C; Lincoln Life Flexible Premium

                                      B-3


     Variable Life Account D; Lincoln National Flexible Premium Variable Life

     Account E; Lincoln National Flexible Premium Variable Life Account F;

     Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium

     Variable Life Account J; Lincoln Life Flexible Premium Variable Life

     Account K; Lincoln National Variable Annuity Account L; Lincoln Life

     Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity

     Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible

     Premium Variable Life Account R; Lincoln Life Variable Annuity Account T;

     Lincoln Life Variable Annuity Account W; Lincoln Life Flexible Premium

     Variable Life Account Y; and Lincoln National Variable Annuity Account 53.

     (b) Following are the Officers and Directors of Lincoln Financial

Distributors, Inc.:




Name                       Positions and Offices with Underwriter

------------------------   ------------------------------------------------------------


Wilford H. Fuller*         President, Chief Executive Officer and Director

Patrick J. Caulfield**     Vice President and Chief Compliance Officer, Senior Counsel

James Ryan*                Vice President and Director

Keith J. Ryan***           Vice President, Chief Financial Officer and Director

Linda Woodward***          Secretary

Joel Schwartz*             Vice President and Director

Anant Bhalla*              Vice President, Treasurer

Thomas O'Neill*            Vice President, Chief Operating Officer, and Director



   * Principal Business address is 130 North Radnor Chester Road, Philadelphia,

   PA 19102

         ** Principal Business address is 350 Church Street, Hartford, CT 06103

  *** Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

     (c) N/A

Item 31. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to

be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300

S. Clinton Street, Fort Wayne, Indiana 46802 and at One Granite Place, Concord,

New Hampshire 03301. The accounting records are maintained by Bank of New

York Mellon, N.A., One Mellon Bank Center, 500 Grant Street, Pittsburgh,

Pennsylvania 15258.

Andesa Services, Inc., 3435 Winchester Road, Suite 401, Allentown,

Pennsylvania, will act as a Transfer Agent on behalf of Lincoln Life as it relates to the policies described in this Prospectus. In the role of a Transfer

Agent, Andesa will perform administrative functions, such as decreases,

increases, surrenders and partial surrenders, fund allocation changes and transfers on behalf of the Company.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

Lincoln Life represents that the fees and charges deducted under the policies,

in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

                                      B-4

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life Flexible Premium Variable Life Account S, (File No.: 333-125790; 811-09241; CIK: 0001080299) has duly caused this Post-Effective Amendment No. 8 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut on the 30th day of September, 2010.  Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.

Lincoln Life Flexible Premium Variable Life Account S
(Registrant)

By	/s/ Joshua R. Durand
Joshua R. Durand
Assistant Vice President
The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company
(Depositor)

By	/s/ Joshua R. Durand
Joshua R. Durand
Assistant Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement (File No.: 333-125790; 811-09241; CIK: 0001080299) on Form N-6 has been signed below on September 30, 2010 by the following persons, as officers and directors of the Depositor, in the capacities indicated.

Signature	Title

/s/ Dennis R. Glass *	President and Director
Dennis R. Glass

/s/ Charles C. Cornelio *	Executive Vice President; Chief Administrative Officer and Director
Charles C. Cornelio

/s/ Frederick J. Crawford *	Executive Vice President; Chief Financial Officer and Director
Frederick J. Crawford

/s/ C Phillip Elam II *	Senior Vice President, Chief Investment Officer
C. Phillip Elam II

/s/ Randal J. Freitag *	Senior Vice President; Chief Risk Officer
Randal J. Freitag

/s/ Mark E. Konen *	Senior Vice President and Director
Mark E. Konen

/s/ Keith J. Ryan *	Vice President and Director
Keith J. Ryan

* By	/s/ John L. Reizian
John L. Reizian
Attorney-in-Fact, pursuant to a Power-of-Attorney filed with this Registration Statement